Events After the Reporting Date	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Events after the reporting date

27. Events after the reporting date

On January 25, 2021, Cazoo Holdings Limited acquired 100% of the share capital of Drover Limited (“Drover”), a leading UK car subscription service, for total consideration of £58.8m. The consideration was £21.0m in cash, £4.5m of debt assumed and discharged and £33.3m through the issue of Cazoo Holdings Limited shares and warrants.

Drover is car subscription service with operations in the United Kingdom, and a small subscriber base in France. Founded in 2016, Drover had grown to a team of over 100 employees across London, Lisbon, Paris and Bucharest. Drover provides a monthly car subscription service, including maintenance, servicing, tax, breakdown cover and optional insurance, allowing its customers to choose from over 50 different models, all available online. The acquisition combined Cazoo’s brand, platform and funding with Drover’s expertise and relationships in car subscription services.

The Group acquired Drover to accelerate its entry into the car subscription market and the acquisition provided the Group an existing customer base of over 2,000 active subscribers in the UK as well as a small subscriber base in France along with the associated recurring revenues.

On February 11, 2021 Cazoo Holdings Limited acquired Smart Fleet Solutions Limited for consideration of £23.1m. The consideration was £13.1m in cash, £9.0m of debt assumed and discharged and £1.0m through the issue of Cazoo Holdings Limited shares. The final consideration is dependent upon completion accounts which are not yet finalized. The Group also acquired £15.9m of freehold property relating to reconditioning sites operated by Smart Fleet Solutions Limited in the same transaction.

Smart Fleet Solutions Limited is a vehicle refurbishment business operating four state-of-the-art vehicle refurbishment centers across the UK which the Group expect will provide it with the capacity to refurbish approximately 200,000 cars per year across all its sites, reducing its reliance on any third-party providers. Smart Fleet’s team of over 500 vehicle refurbishment and logistics staff also provide significant expertise. In addition, Smart Fleet has in place a number of third-party contracts which are strategically beneficial to the Group. The Group acquired Smart Fleet for its UK-wide infrastructure and expertise in the refurbishment of used cars, which is expected to enhance the Group’s ability to operate at scale.

On February 23, 2021 the Cazoo Holdings Limited acquired Cluno GmbH (“Cluno”), a leading German car subscription service, for consideration of £60.4m. The consideration was £29.4m in cash and £31.0m through the issue of Cazoo Holdings Limited shares.

Cluno is a German car subscription services company, with a business similar to Drover and a team of approximately 100 employees based in Munich. Cluno offers a monthly subscription that includes all car expenses other than fuel, with a six-month minimum term per car in Germany with 100 different models from 15 different brands. Cluno has an experienced team and strong supplier and EU-partner relationships. The Group acquired Cluno to accelerate its entry into the EU market and the acquisition provided the Group an existing customer base of over 3,000 active subscribers in Germany along with the associated recurring revenues and a strong team to help launch the Cazoo proposition in Germany and across Europe.

As of the date of this report Management has not completed its purchase price allocation exercise for the above acquisitions. Full details of the fair value of assets and liabilities acquired will be provided in the Group’s results for the year ended December 31, 2021.

On March 22, 2021, Cazoo Limited entered into an additional £25 million stocking facilities for the financing of Group inventory.

On March 29, 2021 Cazoo Holdings Limited and Ajax I, a publicly traded special purpose acquisition company, entered into a business combination agreement which will result in the public listing of the Group. Under the terms of the agreement, the Group and Ajax I will combine under a new holding company domiciled in the Cayman Islands (“Listco”). Listco is expected to be listed on the New York Stock Exchange under the symbol “CZOO”. The transaction shall be treated as a “reverse acquisition” where Cazoo Holdings Limited is identified as accounting acquirer. The operations of the Group will substantially comprise the ongoing operations of the combined company.

On April 12, 2021 Cazoo Limited entered into a £25 million facility for the financing of the Group’s subscription fleet of vehicles.

There have been no other reportable subsequent events at the date of signing of this report.